Deferred Taxation - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax asset of deductible tax losses						¥ 112,702	¥ 109,752
Deferred tax expense						¥ 5,229	¥ 13,866
Tax losses carry forwards	¥ 105,386	¥ 2,580	¥ 3,833	¥ 629	¥ 274
Tax losses carry forward period	2027	2026	2025	2024	2023